Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
The following table presents Accrued expenses and other current liabilities (in thousands):

	As of December 31,
	2025	2024
Payables to liquidity providers	$1,194	$2,246
Accrued expenses	39,858	12,014

Accrued expenses and other current liabilities	$41,052	$14,260